UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM ABS-lSG
ASSET -BACKED SECURITIZER
REPORT PURSUANT TO SECTION lSG OF
THE SECURITIES EXCHANGE ACT OF 1934


Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[x] Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2017 to December 31, 20 17

Date of Report (Date of earliest event reported) [INSERT DATE OF
FILING-FILING DUE 45 CALENDAR DAYS AFTER END OF DECEMBER 31 QUARTER
END]

Commission File Number of securitizer: 025-03580
Central Index Key Number of securitizer: 0001181226
Aqua Finance, Inc.
(Exact name of securitizer as specified in its charter)
Brian Sabatke, Chief Financial Officer (715) 849-4959
Name and telephone number, including area code, of the person to contact in connection with this filing


Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to


Rule 15Ga-l(c)(2)(i) [x]


Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii) [_]
D Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:___________
Central Index Key Number of issuing entity (if applicable): _______ Central Index Key Number of underwriter (if appiicabie): ________


*Aqua Finance, Inc., as securitizer, is filing this Form ABS-150 in respect of an issuance of asset-backed securities by Aqua Finance Trust 2017-A.

4820-3942-9198.1


INFORMATION TO BE INCLUDED IN THE REPORT


PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and
Warranties Disclosure
No activity to report.

4820-3942-9198.1


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14,2018
Aqua Finance, Inc.
(Securitizer)

By: _______/s/___
Name: Brian Sabatke
Title: ChiefFinancial Officer

4820-3942-9198.1